- ORGANIZATION, OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2011
- ORGANIZATION, OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

NOTE A - ORGANIZATION, OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The interim consolidated financial statements and summarized notes included herein were prepared in accordance with accounting principles generally accepted in the United States of America for interim consolidated financial information, pursuant to rules and regulations of the Securities and Exchange Commission. Because certain information and notes normally included in complete consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America were condensed or omitted pursuant to such rules and regulations, it is suggested that these consolidated financial statements be read in conjunction with the Consolidated Financial Statements and the Notes thereto, included in CYIOS Corporations 10-K filed April 15, 2011. These interim consolidated financial statements and notes hereto reflect all adjustments that are, in the opinion of management, necessary for a fair statement of results for the interim periods presented. Such financial results should not be construed as necessarily indicative of future results

USE OF ESTIMATES

The preparation of consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

CASH EQUIVALENTS

All highly liquid investments purchased with an original maturity of three months or less are considered to be cash equivalents.

FAIR VALUE OF FINANCIAL INSTRUMENTS

Financial instruments, including cash, receivables and other current assets, are carried at amounts that approximate fair value. Accounts payable, line of credit, loans and notes payable and other liabilities are carried at amounts that approximate fair value.

PROPERTY AND EQUIPMENT

The Company provides for depreciation of equipment using accelerated and straight-line methods based on estimated useful lives of five to seven years. Depreciation expense was $0 and $196 respectively for the three months ended September 30, 2011 and 2010. Depreciation expense was $0 and $588 respectively for the nine months ended September 30, 2011 and 2010. The Company disposed of its computer equipment during the 1st Quarter 2011 and booked a loss of $1,437.

REVENUE RECOGNITION/CONTRACTS

The Company derives revenue primarily from the sale and service of information technology services to the government. Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed and determinable, collectability is reasonably assured, contractual obligations have been satisfied and title and risk of loss have been transferred to the customer.

Revenue from the contracts is recognized using the specific performance method. Revenue on fixed-price contracts pursuant to which a client pays the Company a specified amount to provide only a particular service for a stated time period, or so-called fee-for-service arrangement, is recognized as amounts become billable, assuming all other criteria for revenue recognition are met. The Company bids on governmental contracts which are generally long-term for a fixed-price per contract. Once the company wins a contract and begins the project, the company bills on a monthly basis for the labor hours worked at the agreed upon price per hour—based on the contract. The company then recognizes the revenue on those actual hours that have been billed to the customer.

Net Income/ (Loss) per Common Share

The Company‘s current earnings per share (EPS) are shown in dual presentation of basic and diluted earnings per share (EPS) with a reconciliation of the numerator and denominator of the EPS computations. Basic earnings per share amounts are based on the weighted average shares of common stock outstanding. If applicable, diluted earnings per share would assume the conversion, exercise or issuance of all potential common stock instruments such as options, warrants and convertible securities, unless the effect is to reduce a loss or increase earnings per share. Accordingly, this presentation has been adopted for the period presented. There were no adjustments required to net loss for the period presented in the computation of diluted earnings per share.

Advertising Costs

Advertising costs are expensed as incurred. For the three months ended September 30, 2011 and 2010, the company incurred advertising expense of $12,100 and $2,479, respectively. For the nine months ended September 30, 2011 and 2010, the company incurred advertising expense of $17,537 and $7,608, respectively.

Income Taxes

We account for income taxes using the asset and liability method, which results in recognizing income tax expense based on the amount of income taxes payable or refundable for the current year. Additionally, we evaluate regularly the tax positions taken or expected to be taken resulting from financial statement recognition of certain items. Based on our evaluation, we have concluded that there are no significant uncertain tax positions.

Impairment of Long-Lived Assets

The Company reviews the carrying value of property, plant, and equipment for impairment whenever events and circumstances indicate that the carrying value of an asset may not be recoverable from the estimated future cash flows expected to result from its use and eventual disposition. In cases where undiscounted expected future cash flows are less than the carrying value, an impairment loss is recognized equal to an amount by which the carrying value exceeds the fair value of assets. The factors considered by management in performing this assessment include current operating results, trends and prospects, the manner in which the property is used, and the effects of obsolescence, demand, competition, and other economic factors.

RECENT ACCOUNTING PRONOUNCEMENTS

In July 2010, the FASB issued Accounting Standard Update No. 2010-20 (ASU No. 2010-20) “Receivables” (Topic 310). ASU No. 2010-20 provides financial statement users with greater transparency about an entity’s allowance for credit losses and the credit quality of its financing receivables. This update is intended to provide additional information to assist financial statement users in assessing an entity’s credit risk exposures and evaluating the adequacy of its allowance for credit losses. The amendments in this update apply to both public and nonpublic entities with financing receivables, excluding short-term trade accounts receivable or receivables measured at fair value or lower of cost or fair value. The objective of the amendments in ASU No. 2010-20 is for an entity to provide disclosures that facilitate financial statement users’ evaluation of (1) the nature of credit risk inherent in the entity’s portfolio of financing receivables, (2) How that risk is analyzed and assessed in arriving at the allowance for credit losses and (3) The changes and reasons for those changes in the allowance for credit losses. The entity must provide disclosures about its financing receivables on a disaggregated basis. For public entities ASU No. 2010-20 is effective for interim and annual reporting periods ending on or after December 15, 2010. For nonpublic entities ASU No. 2010-20 will become effective for annual reporting periods ending on or after December 15, 2011. The Company is evaluating the impact ASU No. 2010-20 will have on the financial statements.

In August 2010, the FASB issued Accounting Standard Updates No. 2010-21 (ASU No. 2010-21) “Accounting for Technical Amendments to Various SEC Rules and Schedules” and No. 2010-22 (ASU No. 2010-22) “Accounting for Various Topics – Technical Corrections to SEC Paragraphs”. ASU No 2010-21 amends various SEC paragraphs pursuant to the issuance of Release no. 33-9026: Technical Amendments to Rules, Forms, Schedules and Codification of Financial Reporting Policies. ASU No. 2010-22 amends various SEC paragraphs based on external comments received and the issuance of SAB 112, which amends or rescinds portions of certain SAB topics. Both ASU No. 2010-21 and ASU No. 2010-22 are effective upon issuance. The amendments in ASU No. 2010-21 and No. 2010-22 will not have a material impact on the Company’s financial statements.

Accounts Receivable

Accounts receivable are reported at net realizable value. The Company establishes an allowance for doubtful accounts based upon factors pertaining to the credit risk of specific customers, historical trends, and other information. Delinquent accounts are written off when it’s determined that the amounts are uncollectible. The Company did not have a balance in the allowance for doubtful accounts as of September 30, 2011 and 2010.

PREFERRED STOCK

As of September 30, 2011, the outstanding shares of preferred stock are 29,713.

COMMON STOCK

The following table recaps the capital account transactions occurring during the 1st, 2nd and 3rdquarters of 2010:

Month/Description of transaction (1st Quarter)	Number of shares	Price per share	Total Value

March--Stock issued to Executive Officer as bonus	5,000,000	$ 0.07	$ 350,000
March--Stock issued for Consulting Services	100,000	$ 0.06	$ 6,000
March--Stock issued for Consulting Services	450,000	$ 0.04	$ 18,000
Total	5,550,000		$ 374,000

No activity in the 2ndquarter 2010.

Month/Description of transaction (3rd Quarter)	Number of shares	Price per share	Total Value

August--Stock issued for Note Payable principal converted to shares	133,333	$ 0.02	$ 2,000
Total	133,333		$ 2,000

The following table recaps the capital account transactions occurring during the 1st, 3rd, and 3rdquarters 2011:

Month/Description of transaction (1st Quarter)	Number of shares	Price per share	Total Value

January--Stock issued for Consulting Services was returned	1,400,000	$ 0.07	$ 98,000
Total	1,400,000		$ 98,000

The above shares were returned to the Company as the Consultant contracted to perform services for the company during 2010 through 2011 and beyond did not perform the agreed upon services and was in breach of contract.

No activity in the 2nd and 3rdquarters 2011.

STOCK-BASED COMPENSATION

Stock-based compensation cost is estimated at the grant date based on the fair value of the award and is recognized as expense over the requisite service period of the award. The Company has awarded stock-based compensation both as restricted stock and stock options. Any stock options granted were immediately exercised upon grant.

STOCK OPTIONS AND WARRANTS

As of September 30, 2011, the Company does not have any outstanding stock options or warrants as shown in the following table:

	Stock/Options	Weighted average price per share	Aggregate intrinsic value
For the year ended December 31, 2010
Granted	-	-	-
Exercised	-	-	-
Outstanding at December 31, 2010	-	-	-

For the period ended September 30, 2011
Granted	-	-	-
Exercised	-	-	-
Outstanding at September 30, 2011	-	-	-